Stockholder's Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				9 Months Ended
	Aug. 09, 2021 USD ($) $ / shares shares	Aug. 03, 2021 $ / shares	Jun. 24, 2021	Sep. 30, 2021 USD ($) d $ / shares shares	Sep. 30, 2020 USD ($)
Class of Stock [Line Items]
Preferred and common stock authorized (in Shares)				2,200,000,000
Preferred stock, shares authorized (in Shares)				100,000,000
Preferred stock par or stated value per share (in Dollars per Share) | $ / shares				$ 0.0001
Warrants outstanding (in Shares)				7,869,975
Class B distribution rate compared to Class A				0.001
Class B dividends rate compared to Class A		0.001
Treasury stock purchases | $				$ 12,000	$ 0
Stockholder's agreement 5% condition				5.00%
Professional Partners and ILPs
Class of Stock [Line Items]
Noncontrolling interest, units owned (in Shares)				50,154,199
Noncontrolling interest, ownership percentage by noncontrolling owners				54.11%
Former Working Partners
Class of Stock [Line Items]
Lock-up period				180 days
Existing ILPs
Class of Stock [Line Items]
Lock-up period				180 days
Others
Class of Stock [Line Items]
Lock-up period				12 months
Founder Share Purchase Option
Class of Stock [Line Items]
Minimum consecutive trading days | d				20
Founder shares convertible threshold consecutive trading days | d				30
Founder share purchase period | d				15
Founder shares (in Shares)				1,000,000
Total number of share repurchase (in Shares)	1,000,000
Share price (in Dollars per Share) | $ / shares	$ 12.00
Treasury stock purchases | $	$ 12,000
Founder Share Purchase Option | $12 Price
Class of Stock [Line Items]
Minimum share price and purchase price (in Dollars per Share) | $ / shares				$ 12.00
Founder Share Purchase Option | $15 Price
Class of Stock [Line Items]
Minimum share price and purchase price (in Dollars per Share) | $ / shares				$ 15.00
Maximum | Working Partners
Class of Stock [Line Items]
Lock-up period				5 years
Minimum | Working Partners
Class of Stock [Line Items]
Lock-up period				3 years
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized (in Shares)				1,500,000,000
Common stock par value (in Dollars per Share) | $ / shares				$ 0.0001
Votes rights (in Shares)				Holders of Class A common stock are entitled to one vote for each share on all matters submitted to the stockholders for their vote or approval.
Cash dividend per share (in Dollars per Share) | $ / shares		$ 0.07
Common Stock B-1
Class of Stock [Line Items]
Common stock, shares authorized (in Shares)				300,000,000
Common stock par value (in Dollars per Share) | $ / shares				$ 0.0001
Votes rights (in Shares)				Each holder of Class B-1 common stock shall be entitled to ten votes for each share of Class B-1 common stock held of record by such holder for so long as the Professional Partners directly or indirectly maintain units that represent at least ten percent of issued and outstanding Class A common stock (the “10% Condition”). After the 10% Condition ceases to be satisfied, each share of Class B-1 common stock shall be entitled to one vote.
Common Stock B-2
Class of Stock [Line Items]
Common stock, shares authorized (in Shares)				300,000,000
Common stock par value (in Dollars per Share) | $ / shares				$ 0.0001
Votes rights (in Shares)			Class B-2 common stock, which have one vote per share	Each holder of Class B-2 common stock shall be entitled to one vote for each share of Class B-2 common stock held of record by such holder.